Note 6 - Other Operating Income	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
6.	Other operating income

In
January 2020,
M/V EM Oinousses experienced an engine room fire while sailing off Mozambique carrying empty containers. The fire was extinguished without any injuries to the crew. The vessel completed an evaluation for the type of repairs required and was idle during the evaluations. The Company agreed with the H&M underwriters an “unrepaired damage” claim of
$2.7
million. Under this agreement the vessel will be sold to scrap as is without effecting any permanent repairs. As of
June 30, 2020,
the underwriters have already paid
$1.0
million for the “unrepaired damage”. The H&M underwriters and the vessel's last Charterers / cargo owners will cover any “General Average” costs and salvage proceeds. As a result of the above the Company as of
June 30, 2020,
recognized a receivable of
$2.0
million, including a general average claim of
$0.3
million, and an “Other operating income” of
$2.7
million. These amounts are included under “Other receivables” in the unaudited condensed consolidated balance sheet and under “Other operating income” in the accompanying unaudited condensed consolidated statement of operations, respectively.